Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS ADVISORS TRUST/IL
Prospectus Date	rr_ProspectusDate	Apr. 27, 2018
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2018